COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Commitments

The Group has outstanding commitments on several non-cancellable operating lease agreements. Operating lease commitment with one year or less lease term, for which the Group elected not to recognize any lease liability or right-of-use asset, and operating lease contracts which lease commencement date has not been started yet, therefore not yet reflected in the consolidated financial statements as of December 31, 2025 were as follows:

As of December 31,
2025
RMB
2026	313

Contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. If the assessment of a contingency indicates that it is probable that a loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potential loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed. Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.

The HKIAC Arbitration tribunal concluded and issued their final decision on the CEIBS arbitration case, which is disclosed in Note 4 to the consolidated financial statements.